Writer’s Direct Number 202.729.7477	Writer’s E-mail Address John.Mahon@srz.com

June 21, 2021

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Scott Lee

Re:	Engine No. 1 ETF Trust
Pre-Effective Amendment No. 3 to the Registration Statement
on Form N-1A (File Nos. 811-23617 and 333-249926)

Ladies and Gentlemen:

On behalf of Engine No. 1 ETF Trust (the “Trust”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (“Pre-Effective Amendment No. 3”) pursuant to the requirements of the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. Pre-Effective Amendment No. 3 reflects the changes discussed in our correspondences to you on June 12, 2021, June 16, 2021 and June 17, 2021.

The Trust would appreciate every effort the staff of the Commission could make so as to enable the Registration Statement to be declared effective as soon as possible.

Please call me at 202-729-7477 with any comments on the Registration Statement or if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ John J. Mahon
John J. Mahon